Cash and cash equivalents (Details) $ in Thousands, € in Millions	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cash and cash equivalents [abstract]
Money market funds	$ 2,082,094		$ 1,394,409
Term accounts	0		100,000
Cash and bank balances	3,882		5,527
Total cash and cash equivalents	$ 2,085,976	€ 366	$ 1,499,936	$ 1,438,247	$ 2,048,844